VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—33.6%
Biotechnology—0.4%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	$ 2,505	$ 2,856
Commercial Services—2.7%
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(2)	10,200	9,726
Shift4 Payments, Inc. 0.500%, 8/1/27	10,575	10,813
		20,539

Computers—2.3%
Lumentum Holdings, Inc. 1.500%, 12/15/29	6,530	7,552
Western Digital Corp. 144A 3.000%, 11/15/28(1)	6,850	9,782
		17,334

Electric Utilities—1.5%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	9,230	11,450
Electronics—0.6%
Itron, Inc. 144A 1.375%, 7/15/30(1)(2)	4,150	4,522
Entertainment—1.2%
Live Nation Entertainment, Inc. 2.000%, 2/15/25	8,320	9,331
Health Care REITs—1.7%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	11,045	13,199
Healthcare-Products—1.7%
Exact Sciences Corp. 0.375%, 3/15/27	7,490	7,220
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	6,110	5,554
		12,774

Internet—5.2%
Sea Ltd. 2.375%, 12/1/25	5,935	7,086
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	10,250	12,074
Uber Technologies, Inc. 0.000%, 12/15/25	10,895	11,707
Zillow Group, Inc. 2.750%, 5/15/25(2)	7,965	8,581
		39,448

Leisure Time—1.4%
NCL Corp., Ltd. 2.500%, 2/15/27	9,950	10,442
	Par Value	Value

Media—1.2%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	$ 8,170	$ 9,042
Semiconductors—6.0%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	4,810	6,799
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)(2)	9,475	9,119
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	11,015	10,591
ON Semiconductor Corp. 0.500%, 3/1/29	9,310	9,294
Semtech Corp. 1.625%, 11/1/27(2)	7,380	10,181
		45,984

Software—7.2%
Akamai Technologies, Inc. 0.125%, 5/1/25	6,255	6,962
Bentley Systems, Inc. 0.125%, 1/15/26	8,430	8,299
Cloudflare, Inc. 0.000%, 8/15/26(3)	9,170	8,505
Datadog, Inc. 0.125%, 6/15/25	6,935	9,605
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	7,000	7,102
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	6,885	7,002
Tyler Technologies, Inc. 0.250%, 3/15/26	5,835	7,355
		54,830

Telecommunications—0.5%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	3,440	3,484
Total Convertible Bonds and Notes (Identified Cost $244,604)		255,235

Corporate Bonds and Notes—17.5%
Computers—2.1%
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	6,225	5,949
Seagate HDD Cayman 8.500%, 7/15/31(2)	9,175	9,891
		15,840

Diversified REITS—1.5%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(1)	11,005	11,317
Electronic Equipment, Instruments & Components—1.3%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	9,885	10,118
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Electronics—1.0%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	$ 8,000	$ 7,674
Entertainment—0.4%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)(2)	3,046	3,106
Healthcare-Services—1.3%
Tenet Healthcare Corp. 6.125%, 10/1/28	9,845	9,836
Internet—1.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	9,250	9,573
Lodging—1.3%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	10,815	10,121
Machinery-Diversified—1.2%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(2)	8,700	9,353
Semiconductors—2.3%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	7,550	7,573
Entegris, Inc. 144A 5.950%, 6/15/30(1)	9,850	9,839
		17,412

Software—2.5%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	9,625	9,838
UKG, Inc. 144A 6.875%, 2/1/31(1)	8,560	8,770
		18,608

Transportation—1.3%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	9,550	9,884
Total Corporate Bonds and Notes (Identified Cost $131,037)		132,842

	Shares
Convertible Preferred Stocks—1.7%
Aerospace & Defense—0.7%
Boeing Co. (The), 6.000%	98,635	5,299
Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co., 7.625%	132,600	7,671
Total Convertible Preferred Stocks (Identified Cost $11,599)		12,970

	Shares	Value

Common Stocks—59.3%
Banks—6.7%
Bank of America Corp.	285,205	$ 11,927
Citigroup, Inc.	138,117	8,863
JPMorgan Chase & Co.	63,220	14,030
PNC Financial Services Group, Inc. (The)	34,885	6,568
Wells Fargo & Co.	147,090	9,549
		50,937

Biotechnology—1.0%
Amgen, Inc.	6,070	1,943
Natera, Inc.(4)	48,325	5,846
		7,789

Broadline Retail—0.7%
Amazon.com, Inc.(4)	26,645	4,967
Capital Markets—0.9%
Morgan Stanley	60,960	7,087
Communications Equipment—3.1%
Arista Networks, Inc.(4)	33,690	13,019
Motorola Solutions, Inc.	23,580	10,596
		23,615

Electric Utilities—0.4%
Constellation Energy Corp.	12,735	3,349
Electrical Equipment—0.3%
nVent Electric plc	32,125	2,396
Electronic Equipment, Instruments & Components—3.4%
Amphenol Corp. Class A	98,295	6,588
Celestica, Inc.(4)	83,370	5,702
Flex Ltd.(4)	389,785	13,514
		25,804

Energy Equipment & Services—0.3%
Baker Hughes Co. Class A	65,795	2,505
Entertainment—0.4%
Netflix, Inc.(4)	3,795	2,869
Financial Services—0.2%
PayPal Holdings, Inc.(4)	15,285	1,212
Healthcare Equipment & Supplies—2.4%
Boston Scientific Corp.(4)	147,680	12,408
Intuitive Surgical, Inc.(4)	11,235	5,661
		18,069

Healthcare Providers & Services—2.5%
Cigna Group (The)	13,675	4,305
McKesson Corp.	7,700	3,855
UnitedHealth Group, Inc.	19,210	10,844
		19,004

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—4.9%
Chipotle Mexican Grill, Inc. Class A(4)	145,840	$ 8,134
Hilton Worldwide Holdings, Inc.	85,520	20,084
Marriott International, Inc. Class A	10,120	2,631
Royal Caribbean Cruises Ltd.	31,630	6,527
		37,376

Insurance—1.8%
Progressive Corp. (The)	55,590	13,499
Interactive Media & Services—3.6%
Alphabet, Inc. Class A	31,555	5,400
Meta Platforms, Inc. Class A	38,545	21,877
		27,277

Life Sciences Tools & Services—0.3%
IQVIA Holdings, Inc.(4)	9,197	1,893
Machinery—1.4%
Caterpillar, Inc.	6,320	2,377
Parker-Hannifin Corp.	12,845	8,145
		10,522

Metals & Mining—0.1%
Freeport-McMoRan, Inc.	21,245	956
Pharmaceuticals—4.3%
AstraZeneca plc Sponsored ADR	146,610	10,431
Eli Lilly & Co.	26,765	22,208
		32,639

Semiconductors & Semiconductor Equipment—10.2%
Broadcom, Inc.	134,620	22,854
Monolithic Power Systems, Inc.	7,235	5,493
NVIDIA Corp.	244,695	32,486
NXP Semiconductors N.V.(2)	30,555	7,165
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	50,030	9,533
		77,531

Software—9.3%
Cadence Design Systems, Inc.(4)	34,190	9,440
Microsoft Corp.	54,930	22,321
Oracle Corp.	112,985	18,963
Salesforce, Inc.	19,435	5,663
ServiceNow, Inc.(4)	14,810	13,818
		70,205

Specialized REITs—0.8%
Digital Realty Trust, Inc.	34,330	6,119
Technology Hardware, Storage & Peripherals—0.3%
Dell Technologies, Inc. Class C	19,805	2,448
Total Common Stocks (Identified Cost $340,327)		450,068

	Shares	Value

Equity-Linked Note—1.1%
Financial Services—1.1%
Goldman Sachs Finance Corp. 4.000%, 9/28/26(5)	6,380,000	$ 8,354
Total Equity-Linked Note (Identified Cost $7,464)		8,354

Total Long-Term Investments—113.2% (Identified Cost $735,031)		859,469

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.758%)(6)	11,419,833	11,420
Total Short-Term Investment (Identified Cost $11,420)		11,420

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.756%)(6)(7)	3,155,823	3,156
Total Securities Lending Collateral (Identified Cost $3,156)		3,156

TOTAL INVESTMENTS—115.1% (Identified Cost $749,607)		$874,045
Other assets and liabilities, net—(15.1)%		(114,450)
NET ASSETS—100.0%		$759,595

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $216,720 or 28.5% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
Country Weightings†
United States	90%
Cayman Islands	3
Singapore	2
Bermuda	1
United Kingdom	1
Taiwan	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of October 31, 2024.
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$255,235	$—	$255,235	$—
Corporate Bonds and Notes	132,842	—	132,842	—
Equity Securities:
Convertible Preferred Stocks	12,970	12,970	—	—
Common Stocks	450,068	450,068	—	—
Equity-Linked Note	8,354	—	—	8,354
Money Market Mutual Fund	11,420	11,420	—	—
Securities Lending Collateral	3,156	3,156	—	—
Total Investments	$874,045	$477,614	$388,077	$8,354
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds And Notes	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2024:	$ 26,504	$ 10,555	$ 15,949
Net realized gain (loss)	(1,205)	(456)	(749)
Net change in unrealized appreciation (depreciation)(a)	541	223	318
Purchases	3,825	—	3,825
Sales(b)	(21,311)	(10,322)	(10,989)
Balance as of October 31, 2024	$ 8,354	$ —	$ 8,354
(a) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024, was $(401).
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.